Credit Risk - Summary of Social Housing Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Social Housing Exposure [Line Items]
Drawn	£ 199,482	£ 199,733
Commercial Banking [member]
Disclosure Of Social Housing Exposure [Line Items]
Total	24,510	23,922
Corporate Centre [member]
Disclosure Of Social Housing Exposure [Line Items]
Total	56,087	46,953
Social Housing [member]
Disclosure Of Social Housing Exposure [Line Items]
Drawn	7,178	7,339
Total	9,250	9,680
Social Housing [member] | Commercial Banking [member]
Disclosure Of Social Housing Exposure [Line Items]
Drawn	2,118	1,897
Total	3,274	3,069
Social Housing [member] | Corporate Centre [member]
Disclosure Of Social Housing Exposure [Line Items]
Drawn	5,060	5,442
Total	£ 5,976	£ 6,611